CONVERTIBLE NOTES (Details Narrative 1) - USD ($)	3 Months Ended			5 Months Ended	6 Months Ended			12 Months Ended		13 Months Ended
	Aug. 31, 2015	May. 25, 2015	Aug. 31, 2014	May. 31, 2013	Aug. 31, 2015	Aug. 31, 2014	Aug. 31, 2014	Feb. 28, 2015	Feb. 28, 2014	Dec. 31, 2014
Warrants issued		193,705
Debt discount due to beneficial conversion feature							$ 2,324,759	$ 2,324,759
Convertible promissory notes outstanding	$ 0				$ 0
Contingent beneficial conversion			$ 2,324,760				2,324,760	$ 2,324,759
Convertible Note 2013 [Member]
Convertible promissory notes issued				$ 1,487,000
Modification of notes										$ (1,387,000)
Extinguishment of debt										$ 1,243,482
Accretion expense			39,248				159,647
Convertible note maturity date				Dec. 31, 2013
Convertible Notes Payable [Member]
Convertible promissory notes issued						$ 615,000
Extinguishment of debt						$ 3,357,000
Accretion expense			$ 157,998				$ 379,672
Convertible note maturity date						Jun. 30, 2014
Convertible note interest rate						8.00%
Warrants issued						1,668
Warrant exercise price			$ 22.50			$ 22.50	$ 22.50
Gross proceeds minimum aggregate						$ 5,000,000
Per security price of securities sold in Qualified Financing						$ 1.15
Conversion price right			$ 31.50			$ 31.50	$ 31.50
Debt discount due to beneficial conversion feature						$ 173,035
Extinguishment of interest						201,000
Contingent beneficial conversion						2,324,760
Convertible Notes 2014 (2) [Member]
Convertible promissory notes issued						$ 10,339
Convertible note maturity date						Aug. 30, 2014